Research and Development Revenue (Details) - Schedule of Revenues Disaggregated - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,251	$ 6,390	$ 9,329	$ 12,234
BARDA [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,020	6,255	8,963	11,963
Other U.S governmental authorities [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 231	$ 135	$ 366	$ 271